Stock Purchase Plan and Preferred Stock	12 Months Ended
Dec. 31, 2012
Stock Purchase Plan and Preferred Stock [Abstract]
STOCK PURCHASE PLAN AND PREFERRED STOCK
STOCK PURCHASE PLAN AND PREFERRED STOCK
As of December 31, 2012, 28,256 employees contributed to the Company’s ESOP, a voluntary defined contribution plan available to all eligible salaried employees. Participants are allowed to contribute, on a pretax or after-tax basis, up to the lesser of twenty percent of their annual compensation or the maximum dollar amount allowed under the Internal Revenue Code. Prior to July 1, 2009, the Company matched one hundred percent of all contributions up to six percent of eligible employee contributions. Effective July 1, 2009, the ESOP was amended to change the Company match to one hundred percent on the first three percent of eligible employee contributions and fifty percent on the next two percent of eligible contributions. Effective July 1, 2011, the ESOP was amended to reinstate the Company match up to six percent of eligible employee contributions. Such participant contributions may be invested in a variety of investment funds or a Company common stock fund and may be exchanged between investments as directed by the participant. Participants are permitted to diversify both future and prior Company matching contributions previously allocated to the Company common stock fund into a variety of investment funds.
The Company made contributions to the ESOP on behalf of participating employees, representing amounts authorized by employees to be withheld from their earnings, of $88,363, $79,266 and $70,601 in 2012, 2011 and 2010, respectively. The Company’s matching contributions to the ESOP charged to operations were $142,791, $48,816 and $37,894 for 2012, 2011 and 2010, respectively. The 2012 Company contributions include $80,000 related to the DOL Settlement. See Note 9 for additional information on the DOL Settlement.
At December 31, 2012, there were 14,616,378 shares of the Company’s common stock being held by the ESOP, representing 14.2 percent of the total number of voting shares outstanding. Shares of Company common stock credited to each member’s account under the ESOP are voted by the trustee under instructions from each individual plan member. Shares for which no instructions are received are voted by the trustee in the same proportion as those for which instructions are received.
On August 1, 2006, the Company issued 500,000 shares of convertible serial preferred stock, no par value (Series 2 Preferred stock) with cumulative quarterly dividends of $11.25 per share, for $500,000 to the ESOP. The ESOP financed the acquisition of the Series 2 Preferred stock by borrowing $500,000 from the Company at the rate of 5.5 percent per annum. This borrowing is payable over ten years in equal quarterly installments. Each share of Series 2 Preferred stock is entitled to one vote upon all matters presented to the Company’s shareholders and generally votes with the common stock together as one class. The Series 2 Preferred stock is held by the ESOP in an unallocated account. As the value of compensation expense related to contributions to the ESOP is earned, the Company has the option of funding the ESOP by redeeming a portion of the preferred stock or with cash. Contributions are credited to the members’ accounts at the time of funding. The Series 2 Preferred stock is redeemable for cash or convertible into common stock or any combination thereof at the option of the ESOP based on the relative fair value of the Series 2 Preferred and common stock at the time of conversion. At December 31, 2012, 2011 and 2010, there were no allocated or committed-to-be released shares of Series 2 Preferred stock outstanding. In 2012, the Company redeemed 59,187 shares of the Series 2 Preferred stock for cash.
In 2011, the Company redeemed 56,480 shares of the Series 2 Preferred stock for cash. In 2010, the Company elected to fund the ESOP with cash. The fair value of the Series 2 Preferred stock is based on a conversion/redemption formula outlined in the preferred stock terms and was $210,773, $328,495 and $411,655 at December 31, 2012, 2011, and 2010 respectively.